UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska           68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:1/31/13

Item 1.  Reports to Stockholders.

  Semi-Annual Report

  January 31, 2013

1-877-464-3111

www.thebetafund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

GMG Defensive Beta Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the period ended January 31, 2013, as compared to its benchmark:
				Since Inception** -
	Six Months	One Year	Three Year	January 31, 2013
GMG Defensive Beta Fund	6.35%	8.68%	6.48%	5.48%
S&P 500 Total Return Index	9.91%	16.78%	14.14%	15.01%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-464-3111.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is September 1, 2009.

	Holdings by Industry Sector/Asset Class		% of Net Assets
	Commodity Funds		10.5%
	Pharmaceuticals		8.9%
	Telecommunications		8.0%
	Equity Funds		8.0%
	Computers		7.4%
	Retail		6.5%
	Oil & Gas		5.2%
	Internet		4.9%
	Machinery-Construction & Mining		4.4%
	Areospace/Defense		3.5%
	Other*		27.1%
	Cash & Cash Equivalents		5.6%
			100.0%

*Other represents less than 3.5% weightings in Banks, Beverages, Chemicals, Cosmetics/Personal Care, Debt Funds, Diversified Financial Services, Forest Products & Paper, Household Products/Wares, Iron/Steel, Oil & Gas Services, Semiconductors, Software and Transportation.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 72.9%
	AEROSPACE/DEFENSE - 3.5%
5,550	Boeing Co. (The )	$ 409,979
4,500	United Technologies Corp.	394,065
		804,044
	BANKS - 1.5%
900	Goldman Sachs Group, Inc. (The)	133,074
4,500	JPMorgan Chase & Co.	211,725
		344,799
	BEVERAGES - 2.1%
6,475	PepsiCo, Inc. (NC)	471,704

	CHEMICALS - 2.2%
4,970	Monsanto Co.	503,710

	COMPUTERS - 7.4%
1,280	Apple, Inc.	582,797
16,600	EMC Corp. (MA) *	408,526
3,430	International Business Machines Corp.	696,530
		1,687,853
	COSMETICS/PERSONAL CARE - 1.7%
5,300	Procter & Gamble Co. (The)	398,348

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
4,950	Visa, Inc.	781,655

	FOREST PRODUCTS & PAPER - 1.6%
8,750	International Paper Co.	362,425

	HOUSEHOLD PRODUCTS/WARES - 2.3%
6,900	Tupperware Brands Corp.	525,780

	INTERNET - 4.9%
2,000	Amazon.com, Inc. * ++	531,000
770	Google, Inc. - Cl. A *	581,881
		1,112,881

	IRON/STEEL - 0.6%
4,000	Cliffs Natural Resources, Inc.	149,240

	MACHINERY-CONSTRUCTION & MINING - 4.4%
5,130	Caterpillar, Inc.	504,741
5,300	Deere & Co.	498,518
		1,003,259

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Shares		Value
	OIL & GAS - 5.2%
3,000	Apache Corp.	$ 251,280
6,050	Exxon Mobil Corp.	544,318
7,500	Total SA	407,175
		1,202,773

	OIL & GAS SERVICES - 1.5%
4,600	National Oilwell Varco, Inc.	341,044

	PHARMACEUTICALS - 8.9%
8,750	Abbott Laboratories	296,450
8,750	AbbVie, Inc.	321,037
11,275	Express Scripts Holding Co. *	602,310
10,950	Merck & Co., Inc.	473,587
5,000	Novartis AG	339,100
		2,032,484

	RETAIL - 6.5%
10,150	CVS Caremark Corp.	519,680
7,800	Dollar Tree, Inc. *	311,922
4,800	McDonald's Corp.	457,392
3,000	Yum! Brands, Inc.	194,820
		1,483,814
	SEMICONDUCTORS - 2.3%
12,250	Intel Corp.	257,740
4,000	Qualcomm, Inc.	264,120
		521,860
	SOFTWARE - 2.9%
9,000	Adobe Systems, Inc. *	340,470
3,450	Citrix Systems, Inc. *	252,402
1,000	VMware, Inc. *	76,480
		669,352
	TELECOMMUNICATIONS - 8.0%
14,100	AT&T, Inc.	490,539
21,200	Cisco Systems, Inc.	436,084
7,000	Crown Castle International Corp. *	493,640
9,600	Verizon Communications, Inc.	418,656
		1,838,919
	TRANSPORTATION - 2.0%
21,100	CSX Corp.	464,833

	TOTAL COMMON STOCK
	(Cost $13,138,732)	16,700,777

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS AND NOTES - 21.5%
		COMMODITY FUNDS - 10.5%
	3,800	ETFS Physical Palladium Shares * +	$ 277,324
	1,500	ETFS Platinum Trust * +	247,050
	4,700	iPath Dow Jones-UBS Agriculture Subindex Total Return ETN * +	268,370
	3,000	iPath Dow Jones-UBS Copper Subindex Total Return ETN * +	141,450
	14,500	iShares Silver Trust * +	441,380
	5,000	PowerShares DB Agriculture Fund * +	139,550
	8,000	PowerShares DB Energy Fund * +	234,480
	2,850	SPDR Gold Shares * +	459,420
	3,000	United States Gasoline Fund LP * +	191,130
			2,400,154
		DEBT FUNDS - 3.0%
	2,250	iShares Barclays 1-3 Year Credit Bond Fund	237,600
	6,000	SPDR Barclays High Yield Bond ETF	244,920
	7,000	SPDR Barclays Short Term High Yield Bond ETF	215,320
			697,840
		EQUITY FUNDS - 8.0%
	10,800	iShares Russell 2000 Index Fund +	967,896
	5,800	SPDR S&P 500 ETF Trust +	868,260
			1,836,156
		TOTAL EXCHANGE TRADED FUNDS AND NOTES
		(Cost $4,681,158)	4,934,150

	Number of
	Contracts***
		PURCHASED OPTIONS - 0.0%
	20	Amazon.com Inc, February 2013, Put @ $265 (Cost $19,213) *	11,500

	Shares
		SHORT-TERM INVESTMENTS - 5.0%
	1,138,534	HighMark Diversified Money Market Fund, to yield 0.02%**
		(Cost $1,138,534)	1,138,534

		TOTAL INVESTMENTS - 99.4% (Cost $18,977,637) (a)	$ 22,784,961
		OTHER ASSETS & LIABILITIES - 0.6%	126,844
		TOTAL NET ASSETS - 100.0%	$ 22,911,805

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,228,060 and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,919,425
		Unrealized Depreciation:	(362,524)
		Net Unrealized Appreciation:	$ 3,556,901
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
+	All or a portion of this investment is a holding of the GMG Commodity Fund Limited.
++	All or a portion of this security is held as collateral for written call options.
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

Schedule of Options Written
Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	20	Amazon.com, Inc., February 2013, Call @ $300
		(Premiums received $5,487)	$ (440)
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
January 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 18,977,637
At value	$ 22,784,961
Cash	177,888
Receivable for Fund shares sold	32,740
Dividends and interest receivable	28,866
Prepaid expenses and other assets	7,796
TOTAL ASSETS	23,032,251

LIABILITIES
Options written, at value (premiums received $5,487)	440
Payable for investments purchased	78,512
Fund shares repurchased	20,796
Investment advisory fees payable	1,567
Distribution (12b-1) fees payable	4,526
Fees payable to other affiliates	5,231
Accrued expenses and other liabilities	9,374
TOTAL LIABILITIES	120,446
NET ASSETS	$ 22,911,805

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 19,575,250
Undistributed net investment income	7,264
Accumulated net realized loss from security transactions and options transactions	(483,080)
Net unrealized appreciation of investments and options written	3,812,371
NET ASSETS	$ 22,911,805

Shares of beneficial interest outstanding	1,926,609

Net asset value (Net assets ÷ Shares outstanding) and
redemption price per share (a)	$ 11.89

(a) Redemptions made within 15 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended January 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $5,240)	$ 181,593
Interest	470
TOTAL INVESTMENT INCOME	182,063

EXPENSES
Investment advisory fees	130,371
Distribution (12b-1) fees	27,973
Administrative services fees	23,094
Registration fees	17,247
Accounting services fees	13,610
Transfer agent fees	12,549
Audit fees	7,682
Compliance officer fees	6,277
Custodian fees	6,177
Printing and postage expenses	5,201
Trustees' fees and expenses	3,741
Insurance expense	2,203
Legal fees	1,192
Other expenses	1,910
TOTAL EXPENSES	259,227

Less: Fees waived by the Advisor	(74,077)

NET EXPENSES	185,150
NET INVESTMENT LOSS	(3,087)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	30,732
Purchased options	157,804
Options written	(4,478)
184,058
Net change in unrealized appreciation (depreciation) of:
Investments	1,193,247
Options written	5,047
Purchased options	(7,713)
1,190,581
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,374,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,371,552

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	January 31,	Year Ended
	2013	July 31,
	(Unaudited)	2012
FROM OPERATIONS
Net investment loss	$ (3,087)	$ (61,426)
Net realized gain (loss) from security transactions
and options transactions	184,058	(427,925)
Net change in unrealized appreciation (depreciation) of investments
and options written	1,190,581	510,803
Net increase in net assets resulting from operations	1,371,552	21,452

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(146,444)
From net realized gains	-	(37,792)
Net decrease in net assets from distributions to shareholders	-	(184,236)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,394,796	6,055,151
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	176,844
Redemption fee proceeds	31	1,464
Payments for shares redeemed	(2,534,643)	(4,797,512)
Net increase (decrease) in net assets from shares of beneficial interest	(139,816)	1,435,947

TOTAL INCREASE IN NET ASSETS	1,231,736	1,273,163

NET ASSETS
Beginning of Period	21,680,069	20,406,906
End of Period*	$ 22,911,805	$ 21,680,069
* Includes undistributed net investment income of:	$ 7,264	$ 10,351

SHARE ACTIVITY
Shares Sold	207,926	559,661
Shares Reinvested	-	16,988
Shares Redeemed	(220,645)	(442,672)
Net increase (decrease) in shares of beneficial interest outstanding	(12,719)	133,977

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six
	Months Ended		For the Year	For the Year	Period
	January 31,		Ended	Ended	Ended
	2013		July 31,	July 31,	July 31,
	(Unaudited)		2012	2011	2010 (1)
Net asset value,
beginning of period	$ 11.18		$ 11.30	$ 9.73	$ 10.00

Activity from investment operations:
Net investment loss	(0.00)		(0.03)	(0.06)	(0.07)
Net realized and unrealized gain (loss)
on investments and options transactions	0.71		0.01	1.63	(0.20)
Total from investment operations	0.71		(0.02)	1.57	(0.27)

Less distributions from:
Net investment income	-		(0.08)	-	-
Net realized gains	-		(0.02)	-	-
Total distributions	-		(0.10)	-	-

Paid-in-Capital from
Redemption Fees (8)	0.00		0.00	0.00	0.00

Net asset value, end of period	$ 11.89		$ 11.18	$ 11.30	$ 9.73

Total return (2)	6.35%	(5)	(0.13)%	16.14%	(2.70)%	(5)

Net assets, end of period (000s)	$ 22,912		$ 21,680	$ 20,407	$ 14,589

Ratio of gross expenses to average
net assets (3)(6)	2.32%	(4)	2.49%	2.69%	3.30%	(4)
Ratio of net expenses to average
net assets (6)	1.65%	(4)	1.74%	1.81%	1.99%	(4)
Ratio of net investment loss
to average net assets (7)	(0.03)%	(4)	(0.30)%	(0.56)%	(0.90)%	(4)

Portfolio Turnover Rate	9%	(5)	30%	38%	46%	(5)

(1)	The GMG Defensive Beta Fund commenced operations on September 1, 2009.
(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2013 (Unaudited)

1.

ORGANIZATION

The GMG Defensive Beta Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

GMG Defensive Beta Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,700,777	$ -	$ -	$ 16,700,777
Exchange Traded Funds and Notes	4,934,150	-	-	4,934,150
Purchased Options	11,500	-	-	11,500
Money Market Funds	1,138,534	-	-	1,138,534
Total	$ 22,784,961	$ -	$ -	$ 22,784,961

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 440	$ -	$ -	$ 440

There were no transfers into or out of Level 1 and Level 2 during the current period presented.   It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

*Refer to the Fund’s Consolidated Portfolio of Investments for industry classifications.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Consolidation of Subsidiaries – GMG Commodity Fund Limited (GMG-CFC) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

GMG-CFC utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the CFC is as follows:

	Inception Date of SPC	SPC Net Assets at January 31, 2013	% Of Fund Net Assets at January 31, 2013
GMG-SPC	1/7/2010	$ 4,102,351	17.91%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund may maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 and 2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended January 31, 2013, the Fund had a gain of $157,804 on purchased options and this gain is included in the line item marked “Net realized gain from purchased options” on the Consolidated Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $(7,713) as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of options” on the Consolidated Statement of Operations.

For the six months ended January 31, 2013, the Fund had a loss of $4,478 on options written and this loss is included in the line item marked “Net realized loss from options written” on the Consolidated Statement of Operations in this shareholder report. The net change in unrealized appreciation (depreciation) on options written was $5,047 as of the period end as indicated on the Consolidated Statement of Operations.

The number of option contracts written and the premiums received by the Fund during the period ended January 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	335	43,881
Options exercised	(104)	(8,937)
Options closed	(211)	(29,457)
Options outstanding, end of period	20	$ 5,487

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,675,064 and $1,770,899, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Montebello Partners, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Effective December 31, 2012, as compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. Prior to December 1, 2012, the Advisor received compensation at an annual rate of 1.25% of the Fund’s average daily net assets, computed and accrued daily and paid monthly.

Pursuant to a written contract effective December 1, 2012 (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of the Fund’s average daily net assets.  Prior to December 1, 2012, the Advisor agreed to waive a portion of its advisory fee so that total expenses incurred by the Fund did not exceed 1.74% per annum. For the six months ended January 31, 2013, the Advisor waived fees in the amount of $70,500.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.49% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.49% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.49% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the following dates.

7/31/2013	7/31/2014	7/31/2015	Total
$ 145,704	$ 155,921	$ 152,386	$ 454,011

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the Fund’s average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

During the six months ended January 31, 2013, Gary Goldberg & Co., a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund. These trades were cleared through National Financial Services and Gary Goldberg & Co. received $305 in trade commissions.

Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 15 days.   For the six months ended January 31, 2013, the Fund assessed $31 in redemption fees.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2012	July 31, 2011
Ordinary Income	$ 146,444	$ -
Long-Term Capital Gain	37,792	-

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Other	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Book/Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (282,177)	$ (41,570)	$ (82,617)	$ 2,371,367	$ 1,965,003

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income and accumulated net realized loss from security transactions and options transactions are primarily attributable to adjustments for the Fund’s wholly owned subsidiary and tax deferral of losses on wash sales and straddles and adjustments on partnerships and grantor trusts held by GMG-CFC.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $41,570.

GMG Defensive Beta Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds, including unlimited carryover on future capital losses.  At July 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$ 218,397	$ 63,780	$ 282,177

Permanent book and tax differences primarily attributable to adjustments for net operating losses, resulted in reclassification for the Fund for the period ended July 31, 2012 was follows: a decrease in paid in capital of $43,590, a decrease in accumulated net investment loss of $39,071 and a decrease in accumulated net realized losses from security transactions and options transactions of $4,519.

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its consolidated financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s consolidated financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the consolidated Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the consolidated financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events through the issuance of these consolidated financial statements.

GMG Defensive Beta Fund

EXPENSE EXAMPLES

January 31, 2013 (Unaudited)

As a shareholder of the GMG Defensive Beta Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GMG Defensive Beta Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 through January 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the GMG Defensive Beta Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

GMG Defensive Beta Fund	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period 8/1/12 – 1/31/13	Expense Ratio During Period ** 8/1/12 – 1/31/13
Actual	$1,000.00	$1,063.50	$8.58*	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.89	$8.39*	1.65%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2013

Renewal of Advisory Agreement – GMG Defensive Beta Fund*

In connection with a regular meeting held on March 28, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Montebello Partners, LLC (“Montebello” or the “Advisor”) and the Trust, on behalf of GMG Defensive Beta Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Advisory Agreement from the Adviser. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and an appropriate index with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees discussed the nature of Montebello’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Montebello’s financial statements and concluded that the Adviser is sufficiently capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Montebello’s past performance, as well as other factors relating to its track record.  The Board noted that for 2011, the Fund’s performance lagged the average performance for funds in the Morningstar Multi-Alternative Category and the S&P 500 Index, but the Fund outperformed the category average and S&P 500 Index for the year-to-date period ended February 29, 2012. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees noted that the Fund’s management fee was above the average for funds in the peer group, but lower than or in line with certain funds in the group.  The Board also noted that the Fund’s expense ratio was below the average for funds in the peer group. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was reasonable in light of the services the Fund receives from the Adviser, the Fund’s expense limitation agreement, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there are  economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered whether  profits are realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is  reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-464-3111 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-464-3111.

INVESTMENT ADVISOR

Montebello Partners, LLC

75 Montebello Road

Suffern, NY 10901

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/5/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/5/13